American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2026

Global Real Estate Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Australia — 5.8%
Charter Hall Group	663,042	10,841,835
Goodman Group	1,117,464	23,264,390
NEXTDC Ltd.(1)(2)	517,011	4,862,797
Scentre Group	3,073,987	8,439,678
		47,408,700
Belgium — 0.9%
Aedifica SA	87,892	7,107,321
Canada — 1.2%
Chartwell Retirement Residences	590,572	9,516,725
China — 0.6%
GDS Holdings Ltd., ADR(1)(2)	159,045	5,207,133
France — 1.6%
Unibail-Rodamco-Westfield	103,032	12,553,258
Hong Kong — 1.0%
Link REIT	1,585,700	7,903,910
Japan — 5.3%
GLP J-Reit	10,272	9,334,704
LaSalle Logiport REIT	6,297	6,023,633
Mitsubishi Estate Co. Ltd.	493,000	11,968,644
Mitsui Fudosan Co. Ltd.	573,400	5,585,724
Nippon Building Fund, Inc.	7,543	6,362,567
Sumitomo Realty & Development Co. Ltd.	184,600	4,137,685
		43,412,957
Netherlands — 0.6%
CTP NV(2)	284,675	5,143,957
Singapore — 3.2%
CapitaLand Integrated Commercial Trust	9,616,800	18,663,664
Keppel DC REIT	4,453,300	7,744,047
		26,407,711
Spain — 1.1%
Merlin Properties Socimi SA	194,964	3,388,498
Neinor Homes SA(2)	318,714	5,836,755
		9,225,253
United Kingdom — 4.1%
British Land Co. PLC	1,717,375	10,269,265
Segro PLC	487,063	6,362,361
Tritax Big Box REIT PLC	3,398,092	7,812,616
UNITE Group PLC	1,224,642	8,896,023
		33,340,265
United States — 73.4%
Alexandria Real Estate Equities, Inc.	147,470	7,587,331
American Healthcare REIT, Inc.	355,298	19,754,569
American Homes 4 Rent, Class A	519,404	17,358,482
Brixmor Property Group, Inc.	511,046	16,103,059
Broadstone Net Lease, Inc.	366,362	7,843,810
Curbline Properties Corp.	390,510	11,965,226
Digital Realty Trust, Inc.	170,187	32,083,653
EastGroup Properties, Inc.	42,130	8,805,591
Equinix, Inc.	47,113	48,021,339

Equity Residential	465,658	30,942,974
Essential Properties Realty Trust, Inc.	231,861	7,254,931
Essex Property Trust, Inc.	93,960	26,697,794
Federal Realty Investment Trust	58,464	7,254,798
First Industrial Realty Trust, Inc.	183,685	12,093,820
Host Hotels & Resorts, Inc.	837,776	21,053,311
Iron Mountain, Inc.	167,543	20,493,860
Kilroy Realty Corp.	157,992	6,133,249
Macerich Co.	376,985	9,741,292
Millrose Properties, Inc.	142,909	3,998,594
NETSTREIT Corp.(2)	657,268	14,098,399
Outfront Media, Inc.	276,849	8,823,178
Prologis, Inc.	395,526	57,197,015
Public Storage	83,716	27,138,216
Rexford Industrial Realty, Inc.	81,256	3,069,039
Simon Property Group, Inc.	145,319	33,331,819
Ventas, Inc.	337,423	31,552,425
Vornado Realty Trust	233,125	9,182,794
Welltower, Inc.	376,072	88,166,320
WP Carey, Inc.	149,180	10,979,648
		598,726,536
TOTAL COMMON STOCKS (Cost $590,760,616)		805,953,726
SHORT-TERM INVESTMENTS — 3.9%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	38,164	38,164
State Street Navigator Securities Lending Government Money Market Portfolio(3)	20,384,648	20,384,648
		20,422,812
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 12/31/29, valued at $12,224,775), at 3.64%, dated 7/31/26, due 8/3/26 (Delivery value $11,988,635)		11,985,000
TOTAL SHORT-TERM INVESTMENTS (Cost $32,407,812)		32,407,812
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $623,168,428)		838,361,538
OTHER ASSETS AND LIABILITIES — (2.7)%		(22,433,394)
TOTAL NET ASSETS — 100.0%		$815,928,144

SECTOR ALLOCATION
(as a % of net assets)
Health Care	20.1%
Retail	18.2%
Industrial	17.0%
Data Centers	14.4%
Residential	11.0%
Diversified	8.0%
Self Storage	3.3%
Lodging/Resorts	2.6%
Office	2.6%
Specialty	1.6%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,356,616. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,067,669, which includes securities collateral of $4,683,021.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$47,408,700	—
Belgium	—	7,107,321	—
Canada	—	9,516,725	—
France	—	12,553,258	—
Hong Kong	—	7,903,910	—
Japan	—	43,412,957	—
Netherlands	—	5,143,957	—
Singapore	—	26,407,711	—
Spain	—	9,225,253	—
United Kingdom	—	33,340,265	—
Other Countries	$603,933,669	—	—
Short-Term Investments	20,422,812	11,985,000	—
	$624,356,481	$214,005,057	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.